                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-KSB

     (Mark One)
     [ ]  ANNUAL REPORT UNDER SECTION 13 OR 15(d) OF THE
          SECURITIES EXCHANGE ACT OF 1934 [FEE REQUIRED]

          For the fiscal year ended

     [X]  TRANSITION REPORT UNDER SECTION 13 OR 15(d) OF THE
               SECURITIES EXCHANGE ACT OF 1934 [NO FEE REQUIRED]

          For the transition period from January 1, to March 31, 1996

                  Commission file number 0-26202
                                         -------

                             CZECH INDUSTRIES, INC.
                 (Name of small business issuer in its charter)

     Delaware                              52-1807562
     (State or other jurisdiction of       (I.R.S. Employer Identification No.)
     incorporation or organization)

     15245 SHADY GROVE ROAD                  (301) 527-1110
     Suite 340, Rockville, MD 20850          --------------
     ------------------------------          Issuer's telephone number
     (Address of principal executive offices)

     Securities registered under Section 12(b) of the Exchange Act: None.

     Securities registered under Section 12(g) of the Exchange Act:

                                  COMMON STOCK
                                CLASS A WARRANTS

     Check whether the issuer (1) filed all reports required to be filed by
     Section 13 or 15(d) of the Exchange Act during the past 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the
     past 90 days.  Yes [X]   No [ ]

     Check if there is no disclosure of delinquent filers in response to
     Item 405 of Regulation S-B contained in this form, and no disclosure will be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-KSB or any amendment to this Form 10-KSB. [X]

     The issuer's revenue for the transition period from January 1, 1996 to March 31, 1996 is $399,218.

     The aggregate market value of the Common stock held by non-affiliates computed by reference to the average bid and asked prices of such stock on May 31, 1996 was approximately $16,444,818.

     As of June 1, 1996, the Registrant had 8,905,000 shares of Common Stock, par value $0.01, issued and outstanding.

                       DOCUMENTS INCORPORATED BY REFERENCE

     No documents are incorporated by reference herein.

     Transitional Small Business Disclosure Format (Check one): Yes   No X
                                                                    --   --

                                     PART I
ITEM 1.  DESCRIPTION OF BUSINESS.

     (a) BUSINESS DEVELOPMENT. Certain information set forth in this report under the captions "Item 1. Description of Business," "Item 2. Properties" and "Item 6. Management's Discussion and Analysis or Plan of Operation" includes "forward looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995 and is subject to certain risks and uncertainties, including but not limited to the effect of political, economic and market conditions both domestically and in Eastern and Central Europe. Readers are cautioned not to place undue reliance on these forward looking statements, which are made as of the date hereof. The Company undertakes no obligation to release any revisions to the forward looking statements to reflect events or circumstances after the date hereof or to reflect unanticipated events or developments.

     Czech Industries, Inc. (the "Company") was incorporated in the State of Delaware on January 20, 1993, under the name The Czech Fund, and renamed Czech Industries, Inc. on November 28, 1994. The Company was capitalized in January 1993 through proceeds raised in a private placement offering of 4,134,597 shares of Common Stock, $.01 par value (hereinafter all references made to the Company's Common Stock and Warrants reflect a reverse stock split which became effective on December 1, 1994) and 1,653,713 Class A Warrants. On November 22, 1993, the Company closed a "best efforts" public offering upon the sale of 190,816 shares of Common Stock. After fees and commissions, the Company's aggregate proceeds of the private placement and the best efforts offerings were $2,077,447. For the year ended December 31, 1993, the principal activity of the Company was directed to organizational efforts, and therefore the Company had no revenues other than interest income.

     Through a series of stock purchase transactions beginning January 1994 and ending December 1994, the Company acquired and effected control of more than 50 percent of the outstanding common stock of the Hotel Fortuna a.s., a joint stock company which owns a hotel located in Prague, Czech Republic. The business of the Hotel is described below in section (b) of this Item.

     In February 1994, the Company acquired all of the outstanding stock of the Cesky Fond a.s., a joint stock company which was used by the Company to transact business in the Czech Republic. In December 1995, the Cesky Fond a.s. was sold at 7% over its net book value.

     On June 8, 1995, the Securities and Exchange Commission declared effective a registration statement relating to a secondary public offering of the Company's securities (the "Offering"). As a result of the Offering, the Company received net proceeds in the approximate amount of $11,200,000, after repayment of principal and interest to bridge loan lenders and payment of offering expenses. The Company had 8,905,000 shares of common stock issued and outstanding subsequent to the Offering.


      Through a series of stock purchase transactions beginning July 1995 and ending October 1995, the Company purchased a 42.75% equity interest in Moravacentrum a.s., a joint stock company which owns a major quality department store chain based in Brno, Czech Republic. In December 1995, the Company entered into an agreement to sell its shares in Moravacentrum a.s. for approximately $8.73 million. The parties agreed upon an installment sale, and, upon payment of the final installment in April 1996, the Company recorded a gain from the sale aggregating approximately $1.4 million. The Company determined that the sale of Moravacentrum a.s. presented a unique opportunity to accelerate further mergers and acquisitions through increased working capital.

     SUBSEQUENT EVENTS. During the first quarter of 1996, the Company entered into negotiations to acquire Eastbrokers Beteiligungs AG, a stock brokerage and
investment banking firm headquartered in Vienna, Austria ("Eastbrokers").   On
June 14, 1996, the companies executed a definitive Stock Purchase Agreement for the purchase and sale of Eastbrokers. The consummation of the transaction is subject to, among other conditions, audited financial statements of Eastbrokers and a fairness opinion each satisfactory in form and substance to the board of directors of the Company. The closing date of the transaction is tentatively scheduled for July 31, 1996. The Company makes no assurances that the transaction will be successfully completed. A further description of the nature of the transaction and the business and business plan of Eastbrokers is set forth herein under Item 6.

     On May 8, 1996, the Company changed its fiscal year from December 31 to March 31 of each year. As a result, this Form 10-KSB covers the transition period for the fiscal year ended March 31, 1996.

     (b) BUSINESS OF ISSUER. Since its inception, the Company has engaged in the acquisition and development of business opportunities in the Czech Republic. The Company acquired a controlling equity interest in the Hotel Fortuna a.s. and acquired a 42.75% equity interest in Moravacentrum a.s. As stated above, the Company sold its interest in Moravacentrum a.s. and therefore further discussion of the operations of this business is not included in this Report.

     The Hotel Fortuna a.s. was incorporated in the Czech Republic in January 1993. The hotel was substantially renovated in 1993 and 1994 and has been in full operation since September 1994. In January 1996, the Company franchised the hotel under Choice Hotels International, and, as such, conducts its business under the name Quality Hotel Prague. The equity ownership and incorporation of Hotel Fortuna a.s. did not change once it was franchised.

     The Quality Hotel Prague is a facility catering principally to the middle class European tourist, particularly from the Czech Republic, Germany and Austria. The hotel has eleven stories with 242 rooms and 588 beds. Room rates range from approximately $89 per night (lower for travel group discounts) to $112 per night, depending on the season, number of guests and the configuration of the room. These rates reflect an increase from 1995 rates. Restaurant facilities accommodate 260 persons, with a fully equipped kitchen able to serve as many as 800 meals per day. A lobby bar facility has a 56 chair capacity and an outside terrace to accommodate another 60 persons. Meeting rooms are available to accommodate from 10 to 350 persons for conferences. Garage capacity is 80 automobiles and a secure outside parking area for an additional 50 automobiles and tour buses. The hotel has approximately 100 employees, including a management staff of eight persons, at an annual average salary of approximately $3,700.

     During the first four months of 1996, the hotel experienced occupancy rates of 32.9%, 24%, 63.1% and 63.9% for each month, respectively, which is higher than the hotel industry average in Prague, Czech Republic. Management believes that the name recognition and international reservations system of Choice Hotels International will increase the number of business
travelers.   The Company makes no assurances that earnings will increase as a result of the name recognition and marketing systems of Choice Hotels International. The Company estimates that the hotel has approximately a 20 percent market share in Prague for hotels in the same category, area of Prague, and size establishment, and therefore encounters substantial competition in the Prague hotel market.

     The Company believes that the location of the hotel in downtown Prague on a major thoroughfare, combined with competitive room rates in a newly renovated facility, are attractive to the foreign tourist trade. The hotel management works with several Czech and German travel agencies to market the services of the hotel on a worldwide basis, but principally to Czech Republic, German and Austrian tourists.

ITEM 2. DESCRIPTION OF PROPERTY.

     The Company owns more than 50 per cent of The Hotel Fortuna a.s (doing business as Quality Hotel Prague) located at Becvarova 14, 100 00 Praha 10, Czech Republic. The Hotel Fortuna a.s. entered into three land leases for the land underlying the hotel and land underlying certain structures not used in the hotel operations. Total area of all three leases is approximately 5,508 sq. m. (59,266 sq. ft.). The landlords are an agency of the Czech government and two non-profit organizations controlled by the Czech government. The term of the leases are for an indefinite period of time and will terminate if and when the land is sold by the current owners. The leases give Hotel Fortuna a.s. the right of first refusal on any land sales and require base rentals of $16,562 (translated at the average exchange rate for 1995) per quarter. There are no provisions for contingent rentals or increases in the base rentals. Land rentals charged to expense by the Hotel Fortuna a.s. were $600 for the transition period ended March 31, 1996.

If the leases continue for the next five years, minimum future rental expense would be $65,581 (using the exchange rate in effect on December 31, 1995) for each year and $342,905 in the aggregate. Should the landlords offer to sell the land, management of the Hotel Fortuna a.s. intends to purchase it with cash on hand, and if such cash is insufficient, management intends to raise debt capital to finance the purchase, but the Company can make no assurance that such debt finance will be available on satisfactory terms. In the opinion of the Company, the real property leased by the Hotel Fortuna a.s. is adequately covered by insurance paid for by the landlords.

ITEM 3.  LEGAL PROCEEDINGS.

     The Company is not a party to any pending material legal proceedings.

ITEM 4.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     No items were submitted to a vote of the Company's security holders during the three month transition period ended March 31, 1996.

                                    PART II

ITEM 5.  MARKET FOR REGISTRANT'S COMMON EQUITY AND RELATED STOCKHOLDER MATTERS.

     The Company's common stock, $0.01 par value ("Common Stock") commenced trading on the NASDAQ SmallCap Market under the symbol CZCH effective June 8, 1995. Set forth below is the high and low sales prices per share of the Company's Common Stock for the period commencing June 8, 1995 and ending March 31, 1996. These sales prices reflect inter-dealer prices, without retail mark-up, mark down or commissions and may not necessarily represent actual transactions. Prior to June 8, 1995, the Company's Common Stock was quoted on the Electronic Bulletin Board as maintained by the National Quotation Bureau, Inc.. On the Bulletin Board, a thin publicly traded market existed.

      Period                            High                Low
      ------                            ----                ---

6/8/95 - 6/31/95                        6 1/2                4

7/1/95 - 9/30/95                        5 1/4               1 5/8

10/1/95 - 12/31/95                      2 3/8                 1

1/1/96 - 3/31/96                        1 3/4                 1


     As of June 25, 1996, the approximate number of holders of record of the Company's common stock is 91. The Company believes that banks, brokerage firms and certain institutional investors hold through nominees shares of the Company's common stock on behalf of approximately 1,367 beneficial owners. The Company has not declared any cash dividend on its common stock since the inception of the Company and does not anticipate the declaration or payment of cash dividends in the foreseeable future.

ITEM 6.  MANAGEMENT'S DISCUSSION AND ANALYSIS OR PLAN OF OPERATION.

     PLAN OF OPERATION. Since its inception, the Company has engaged in the acquisition and development of business opportunities in the Czech Republic. During the years 1994 and 1995, the Company acquired a controlling equity interest in the Hotel Fortuna a.s. and acquired a 42.75% equity interest in Moravacentrum a.s.. As stated, the
Company entered into an agreement to sell its interest in Moravacentrum a.s. for approximately $8.73 million and has recorded a gain in 1995 and 1996 aggregating approximately $1.1 million. With the proceeds from the sale of Moravacentrum a.s. the Company sought to invest into, merge with or acquire one or more companies generating strong earnings in growth oriented industries. On June 14, 1996, the Company executed a definitive Stock Purchase Agreement for the
purchase and sale of Eastbrokers.   The closing date of the transaction is
tentatively scheduled for July 31, 1996.

     Eastbrokers is a holding company that, through its subsidiaries, provides financial services in Eastern and Central Europe. Eastbrokers was founded in 1991 after the fall of communism and upon the commencement of privatization of the economies in the region. The principal strategic objective of Eastbrokers Beteiligungs AG has been to establish controlling ownership of independent broker-dealers and to create a network that provides access to emerging market investment opportunities in Eastern and Central Europe. Eastbrokers markets these investment opportunities to Western European institutional and commercial investors.

     Eastbrokers' primary business is to provide its customers with stock brokering and investment banking services. Eastbrokers conducts business through its head office in Vienna, Austria and in regional offices located in
(a) Prague, Czech Republic, (b) Budapest, Hungary, (c) Bratislava, Slovakia,
(d) Almaty, Kazakhstan, (e) Istanbul, Turkey, (f) Moscow, Russia, (g) Bucharest, Romania, (h) Sofia, Bulgaria, (i) Ljubljana, Slovenia and (j) Zagreb, Croatia. Eastbrokers is a member of the Vienna Stock Exchange, the Budapest Stock Exchange, the Bratislava Stock Exchange, the Zagreb Stock Exchange, the Ljubljana Stock Exchange, the Bucharest Stock Exchange, the Central Asian
Stock Exchange, and a shareholder and member of the Prague Stock Exchange.

     Eastbrokers' brokerage, trading and market making business accounts for approximately 80% of all revenues. Eastbrokers conducts its sales activities as principal and agent on behalf of its clients. Eastbrokers primarily distributes and trades Eastern and Central European equity securities and to a lesser degree debt securities. Eastbrokers, through its Vienna based, publicly traded investment banking subsidiary, WMP Borsenmakler AG, actively makes a market for the securities of more than 400 companies on the Vienna Stock Exchange. WMP also facilitates the settlement of trades through the Austrian Central Bank for the subsidiaries of Eastbrokers, providing Eastbrokers' foreign customers reliable share delivery upon payment. Eastbrokers' daily trading inventory positions in equities and debt are financed through cash on hand.

     Eastbrokers is also a leading Eastern and Central European investment banking firm which provides advice to, and raises capital for Eastern and Central European companies. The company provides advisory services on key strategic matters such as mergers, acquisitions, privatizations, joint ventures as well as long range financial planning. The company raises much of its capital in Western Europe through institutional and commercial investors.

     After the Acquisition, the Company intends to operate as the parent company for Eastbrokers' European and American units. The parent will provide financing, accounting, legal, regulatory, investor relations and general administrative support to Eastbrokers and its subsidiaries. Eastbrokers and its subsidiaries will continue to provide brokerage and investment banking services to their existing client bases. The Company intends to organize a Delaware corporation, and this subsidiary will act as a merchant banking operation for the parent and Eastbrokers. The U.S. subsidiary intends to facilitate investment by U.S. entities into companies targeted by Eastbrokers for investment, facilitate merger and acquisition and related activities of the Company and Eastbrokers, organize, raise investment capital for and manage offshore funds as market conditions prevail, and provide business consulting services to US based companies.

     As soon as practicable after the Closing, the Company intends to invest, through a capital stock purchase, $5.0 million into Eastbrokers for purposes of lending and investing into Eastbrokers' subsidiaries. Of this amount, $3.5 million will be funded through cash on hand and $1.5 million will be funded upon repayment of a Bridge Loan made to Eastbrokers in June 1996 (this loan is not reflected in the financial statements attached hereto). Eastbrokers intends to use these proceeds to increase the capital reserves of its Eastern and Central European subsidiaries on an "as needed" basis either in the form of parent-subsidiary loans or direct investment. Listed below are the estimated amounts the Company intends to infuse into the Central and Eastern European subsidiaries, respectively. These amounts merely indicate the intended estimated infusions into these subsidiaries. Accordingly, the actual amounts infused into any one subsidiary may vary substantially from the estimated amounts subject to certain risks and uncertainties, including but not limited to the effect of political, economic and market conditions both domestically and in Eastern and Central Europe.


     LOCATION            INTENDED INFUSION        LOCATION            INTENDED INFUSION
     --------            -----------------        --------            -----------------
Prague, Czech Republic       $ 750,000        Sofia, Bulgaria             $  300,000
  Budapest, Hungary            750,000        Vienna, Austria                500,000
   Moscow, Russia              500,000       Bucharest, Romania              100,000
Bratislava, Slovakia           250,000        Instanbul, Turkey              100,000
Ljubljana, Slovenia            100,000       Almaty, Kazakhstan                -0-
  Zagreb, Croatia              150,000       reserve for future
                                                unit or units              1,500,000


                                               Total Invested             $5,000,000
                                               --------------             ----------


     The Company intends to issue 5.4 million shares of its common stock as consideration for the 80% of the issued and outstanding capital stock of Eastbrokers. The consideration of 5.4 million shares, which may be adjusted to subject to earnings performance of Eastbrokers and the possible future sale of the Hotel Fortuna a.s. will represent approximately 38% of the Company's outstanding shares based upon the number which would be outstanding at the closing. The closing of the transaction is conditioned upon receipt of a fairness opinion and audited financial statements of Eastbrokers AG which are satisfactory to the board of directors of the Company. Upon the closing, the board of directors and management team will consist of Dr. Michael Sumichrast, Chairman of the Board, August A. de Roode, CEO and Director, Peter Schmid, President and Director, Martin A. Sumichrast, Chief Financial Officer and Director, Ing. Petr Bednarik, Director, Randall F. Greene, Director, Wolfgang Kossner, Director, and one other director designee of Eastbrokers. In an effort to expedite the completion of the acquisition, and to avoid the expense and delay that would be associated with holding a stockholder meeting in connection with the proposed transaction, the Company is considering proceeding based solely on the receipt of approval by the Board of Directors of the Company.

     The Company believes that its continued involvement in the Hotel Fortuna a.s. does not fit its core business, and, therefore, intends to sell its interest in the Hotel Fortuna a.s. as soon as practicable. The proceeds from this sale will be held by the Company at the corporate level and will be used on an "as needed" basis to finance expansion of the operating units and to conduct further merger and acquisition activities. At the time of this filing, the Company has no agreements with any third party to purchase its shares of the Hotel Fortuna a.s.

     The information contained in this Item contains forward looking statements. The matters referred to in such statements could be effected by the risks and uncertainties involved in the Company's business and in Eastbrokers' business, including (without limitation) the effect of political, economic and market conditions both domestically and in Eastern and Central Europe. Accordingly, the Company makes no assurances that it will successfully complete the acquisition of Eastbrokers, nor, if such acquisition is successfully completed, that the Company or Eastbrokers will invest its cash on hand as stated herein.

     RESULTS OF OPERATIONS. The Company changed its fiscal year from December 31 to March 31 of each year. The fiscal year of the Company's subsidiary,The Hotel Fortuna a.s., remains as December 31. Therefore, the results of operations discussed herein and the accompanying financial statements on pages
9 through 23 hereto, reflect figures of a fiscal year for a three month transition period ended March 31, 1996. Such figures include the subsidiary on the basis of closing dates which lag the Company's year end by three months, and do not include any financial statements or PRO FORMA financial statements of Eastbrokers. This discussion includes, for comparative purposes only, unaudited results of operations for the Company for the three month period ended March 31, 1995.

     For the three month transition period ended March 31, 1996, the Company generated consolidated revenues in the amount of $399,218 (of which $377,104 was due to a gain on the sale of its investment in Moravacentrum a.s.)
compared to $399,846 for the equivalent period in 1995.   The Company
incurred consolidated expenses in the amount of $298,760 compared to $493,1116 for the equivalent period in 1995. Net income for the period was $100,458 compared to a net loss of $44,748 for the equivalent period in 1995.

     On March 31, 1996, the Company had total current assets of $7,399,604 and total current liabilities of $182,049. As of the date of this filing, the Company believes that it has adequate liquidity to meet its current obligations. The Company believes that it will have adequate liquidity to meet the current obligations of Eastbrokers if the acquisition is successfully completed. However, no assurances can be made as to the Company's ability to meet its cash requirements subsequent to any further business combinations.

ITEM 7.  FINANCIAL STATEMENTS.

     INDEX TO FINANCIAL STATEMENTS

     Czech Industries, Inc. Consolidated Balance Sheet as of March 31, 1996               pages 9 - 10

     Czech Industries, Inc. Consolidated Statement of Operations for the                  page 11
     Three Month Transition Period Ended March 31, 1996

     Czech Industries,Inc. Consolidated Statements of Changes in Stockholders Equity      page 12


     Czech Industries, Inc. Consolidated Statement of Cash Flows Increase (Decrease)      page 13
     in Cash Three Month Transition Period Ended March 31, 1996

     Czech Industries, Inc. Notes to Consolidated Financial Statements March 31, 1996     pages 14 - 21

     Independent Auditor's Report                                                         page 23

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
                           CONSOLIDATED BALANCE SHEET
                                 MARCH 31, 1996


Current assets
  Cash and equivalents                                      $     5,190,586
  Accounts receivable - trade                                       325,942
  Inventories                                                        29,935
  Prepaid expenses                                                  175,518
  Available for sale securities - investment in
    Moravacentrum, a.s. (note 9)                                  1,677,623
                                                            ---------------
        Total current assets                                      7,399,604
                                                            ---------------

Property and equipment
  Building                                                       18,624,248
  Furniture and fixtures                                            545,796
  Less accumulated depreciation                                    (604,374)
                                                            ---------------
        Net property and equipment                               18,565,670
                                                            ---------------

Other assets
  Deferred income taxes (note 5)                                     82,565
  Other                                                             203,525
                                                            ---------------
        Total other assets                                          286,090
                                                            ---------------

        Total assets                                        $    26,251,364
                                                            ---------------
                                                            ---------------


See notes to consolidated financial statements

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
                           CONSOLIDATED BALANCE SHEET
                                 MARCH 31, 1996


Current liabilities
  Accounts payable - trade                                     $    116,473
  Accrued expenses                                                   65,576
                                                               ------------
          Total current liabilities                                 182,049

Long-term debt (note 3)                                           2,026,432
                                                               ------------
          Total liabilities                                       2,208,481
                                                               ------------

Minority interest in consolidated subsidiaries                    9,353,228
                                                               ------------

Commitments (notes 6, 7, and 11)

Stockholders' equity (notes 4 and 8)
  Common stock; $.01 par value; 50,000,000 shares
    authorized; 8,905,000 issued and outstanding                     89,050
  Additional paid-in capital                                     13,693,733
  Retained earnings                                                 348,782
  Foreign currency translation adjustment                           558,090
                                                               ------------
          Total stockholders' equity                             14,689,655
                                                               ------------

          Total liabilities and stockholders' equity           $ 26,251,364
                                                               ------------
                                                               ------------



See notes to consolidated financial statements

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
                      CONSOLIDATED STATEMENT OF OPERATIONS
               THREE-MONTH TRANSITION PERIOD ENDED MARCH 31, 1996


Revenues
  Gain on sale of investment in Moravacentrum, a.s. (note 9)        $    327,104
  Other income                                                            72,114
                                                                    ------------
                                                                         399,218
                                                                    ------------
Expenses
  Payroll and related                                                    106,583
  General and administrative                                             133,929
  Interest                                                                45,595
  Loss on currency translation                                            12,653
                                                                    ------------
      Total expenses                                                     298,760
                                                                    ------------

      Income before income taxes                                         100,458

Provision for income taxes (note 5)                                            -
                                                                    ------------

      Net income                                                    $    100,458
                                                                    ------------
                                                                    ------------

Weighted average shares outstanding                                    8,905,000
                                                                    ------------

Net income per share                                                $       0.01
                                                                    ------------
                                                                    ------------



See notes to consolidated financial statements

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY

                                                                                            Foreign
                                     Common Stock          Additional                      Currency
                            ---------------------------      Paid-in        Retained     Translation
                                  Shares       Dollars       Capital        Earnings      Adjustment      Totals
                            ------------     ----------   ------------     ----------     ----------   ------------

Balances,
  December 31, 1995            8,905,000     $   89,050   $ 13,693,733     $  248,324     $  558,090   $ 14,589,197

Net income for the
  three months ended
  March 31, 1996                       -              -              -        100,458              -        100,458
                            ------------     ----------   ------------     ----------     ----------   ------------

Balances,
  March 31, 1996               8,905,000     $   89,050   $ 13,693,733     $  348,782     $  558,090   $ 14,689,655
                            ------------     ----------   ------------     ----------     ----------   ------------
                            ------------     ----------   ------------     ----------     ----------   ------------



See notes to consolidated financial statements

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
               THREE-MONTH TRANSITION PERIOD ENDED MARCH 31, 1996


Cash flows from operating activities
     Net income                                                     $    100,458
     Adjustments to reconcile net income to cash
       (used) by operating activities
         Gain on sale of investment in Moravacentrum, a.s.              (327,104)
         Changes in assets and liabilities
           Prepaid expenses                                               74,321
           Other                                                         (10,304)
           Accounts payable                                              (17,849)
           Accrued expenses                                                 (582)
                                                                    ------------
               Net cash (used) by operating activities                  (181,060)
                                                                    ------------

Cash flows from investing activities
     Proceeds from sale of investment in Moravacentrum, a.s.           3,099,403
     Acquisition of property and equipment                                (5,515)
                                                                    ------------
               Net cash provided by investing activities               3,093,888
                                                                    ------------

Effect of foreign exchange changes                                       (39,235)
                                                                    ------------

Net increase in cash and equivalents                                   2,873,593

Cash and equivalents, beginning of period                              2,135,213
                                                                    ------------

Cash and equivalents, end of period                                 $  5,008,806
                                                                    ------------

Supplemental disclosure of cash flow information:
     Cash paid for income taxes                                     $     12,847
                                                                    ------------

     Cash paid for interest                                         $          -
                                                                    ------------


See notes to consolidated financial statements

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 MARCH 31, 1996


NOTE 1 - FISCAL YEAR

In 1996, Czech Industries, Inc., (Company) changed its fiscal year from December 31 to March 31 of each year. The fiscal year of the Company's subsidiary remains as December 31. Therefore, the Company's subsidiary is included on the basis of closing dates which lag the Company's year end by three months. The accompanying financial statements include the Company's subsidiary as of December 31, 1995. Accordingly, the accompanying consolidated statements of operations, changes in stockholders' equity and cash flows reflect the activity of the Company only, for the transitional three-month period ended March 31, 1996.

For comparative purposes only, the following table presents unaudited consolidated results of operations for the Company, for the three-month period ended March 31, 1995:

                                                                          Three-Month
                                                                         Period Ended
                                                                            March 31
                                                                         ------------
                                                                              1995
                                                                         ------------
                                                                           (UNAUDITED)
          Revenue                                                        $    399,846
                                                                         ------------

          Expenses
            Payroll and related                                                88,444
            General and administrative                                        228,952
            Interest                                                           92,720
            Depreciation and amortization                                      83,000
                                                                         ------------
                 Total expenses                                               493,116
                                                                         ------------

          (Loss) before income taxes and minority interest
            in earnings of consolidated subsidiaries                          (93,270)

          Benefit from income taxes                                           (29,055)
                                                                         ------------

          (Loss) before minority interest in earnings of
            consolidated subsidiaries                                         (64,215)

          Minority interest expense in earnings of
            consolidated subsidiaries                                          19,467
                                                                         ------------

                 Net (loss)                                              $    (44,748)
                                                                         ------------
                                                                         ------------

          Weighted average number of shares outstanding                     3,400,000
                                                                         ------------

          Net (loss) per share                                           $      (0.01)
                                                                         ------------
                                                                         ------------

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 1996


NOTE 2 - OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

OPERATIONS

Czech Industries, Inc., was incorporated in Delaware on January 20, 1993, for the purpose of participating in certain business opportunities that may arise from time to time in the Czech Republic.

In January 1994, the Company acquired ten percent of the outstanding stock of Fortuna Hotel, a.s. (Fortuna) for $851,420. Fortuna has a leasehold interest in a hotel located in Prague, and operates the hotel. In March 1994, the Company acquired 1.15 percent of Fortuna's outstanding stock for $98,093. In September 1994, the Company acquired another 22 percent of Fortuna's outstanding stock for $2,620,000, and on December 27, 1994 Fortuna issued 120,000 shares that were purchased by the Company for $4,295,918, so that at December 27, 1994, the Company controlled 51.1 percent of Fortuna's outstanding stock. Fortuna was in its development stage from January 1993 to August 1994, when the hotel opened for business. During 1995, Fortuna issued 50,000 additional shares of stock, 21,000 of which was acquired by the Company for $986,667, and 29,000 of which was acquired by minority interests for $1,056,295. Fortuna used the proceeds to retire debt. At March 31, 1996, the Company controlled 50.2 percent of Fortuna's outstanding stock.

The purchase price of Fortuna Hotel, a.s. was allocated as follows:

               Net assets acquired           $ 8,554,780
               Fair value adjustment to
                 hotel building                  297,318
                                             -----------
               Total                         $ 8,852,098
                                             -----------

The Company accounted for the acquisition of Fortuna by the purchase method.

BASIS OF CONSOLIDATION

The consolidated balance sheet includes the accounts of the Company, and its majority owned subsidiary in which the Company has controlling interest. All material intercompany transactions have been eliminated in consolidation.

FOREIGN CURRENCY TRANSLATION

The functional currency of the Company's subsidiary is the Czech koruna (Czk). Because of the importance of the Company's financing activities in the United States, the financial statements are presented in U.S. dollars. Assets and liabilities of the Company's subsidiary are translated at the exchange rate in effect at period end. Income statement accounts are translated at the average rate of exchange prevailing during the year. Translation adjustments arising from differences in exchange rates from period to period from the subsidiary's assets and liabilities are included in the foreign currency translation adjustment account in stockholders' equity. In June 1995, the Company paid Fortuna for stock subscribed in September 1994. Because of currency fluctuation, the Company paid an additional $228,344 which was charged to the foreign currency translation adjustment account.

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 1996


NOTE 2 - OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company's functional currency is the U.S. dollar. The Company maintains bank accounts in Prague, and has a long-term note payable denominated in Czech koruna. The interest income and interest expense are recognized in the financial statements at the average exchange rate for the year. The cash and loan balances at the end of the period are translated at the exchange rate in effect at March 31. The resulting translation adjustments are reported in net income for the period.

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company defines cash and cash equivalents as cash on hand, demand deposits at banks and short-term highly liquid investments with an initial maturity of three months or less. Bank deposits in the Czech Republic, where substantially all of the Company's cash is deposited, are not insured by the state.

INVENTORIES

Inventories, which consist of hotel food and beverage, are stated at the lower of cost, determined by the weighted average cost method, or market.

PROPERTY AND EQUIPMENT

Property and equipment is stated at cost and is depreciated by the straight-line method over the following estimated useful lives:

                    Building                           50 years
                    Furniture and fixtures             8 years

Depreciation expense was $396,872 for 1995, which related to the Company's subsidiary. There was no depreciation expense for the three months ended March 31, 1996.

INCOME TAXES

To the extent that temporary differences exist between taxable income for financial and income tax reporting purposes, deferred income taxes are recognized in the financial statements.

EARNINGS PER SHARE

Earnings per common share is computed based on the weighted average number of shares outstanding during the period.

Warrants (note 4) are excluded from the computation of earnings per share because the exercise price is greater than the market value of the stock at March 31, 1996.

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 1996


NOTE 2 - OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL STATEMENT ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - LONG-TERM DEBT

Long-term debt consists of a note payable to a finance company, requiring semi-annual interest payments of nine percent. Principal is due at maturity on September 30, 1997, and the note is secured by 73,200 shares of the Company's Fortuna Hotel, a.s. common stock.

NOTE 4 - STOCKHOLDERS' EQUITY

PRIVATE PLACEMENT

The Company was initially capitalized in the amount of $1,000,000 through the issuance of 4,134,597 shares of its common stock in a private placement transaction. The Company also issued 1,653,713 warrants for no further consideration.

These initial warrants entitled the holder to purchase one share of common stock for $6.05 per share, exercisable on October 11, 1993, and for a period of 48 months thereafter. These initial warrants were redeemable at $.12 per warrant upon 30 days written notice to the holders thereof, beginning October 11, 1993. None of these initial warrants were exercised, and in January 1995, the Company redeemed all of the initial warrants for $200,000.

INITIAL PUBLIC OFFERING

In November 1993, the Company completed an initial public offering of 190,816 shares of its common stock for $7.26 per share, aggregating $1,384,530.

STOCK REDEMPTION

In January 1995, the Company purchased 1,000,413 of its outstanding shares from initial shareholders for $250,000, or $.25 per share.

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 1996


NOTE 4 - STOCKHOLDERS' EQUITY (CONTINUED)

SECONDARY PUBLIC OFFERING

In June 1995, the Company completed the sale of 2,752,500 units in a public offering. This included 625,000 units issued to bridge loan holders (the loan was fully repaid at December 31, 1995) and the Company did not receive the proceeds from the sale of these 625,000 units. Each unit consisted of two shares of common stock and two redeemable Class A Warrants, and the units issued to bridge loan holders included two redeemable Class B Warrants. The Class A Warrants entitled the holder to purchase one share of common stock for $4.00 per share during the four-year period beginning one year after the date of the public offering, and the Class B Warrants were identical to the Class A Warrants, except that the per share price was $4.20.

NOTE 5 - INCOME TAXES

The Company's subsidiary is subject to income taxes in the Czech Republic. The Czech income tax rate is 41 percent, effective January 1, 1995. There are no state or local income taxes in the Czech Republic.

The provision for income taxes is summarized as follows:

                                            March 31
                                          -----------
                                              1996
                                          -----------
                 Current
                   Federal                $    10,288
                   State                        2,559
                   Foreign                    (12,847)
                                          -----------
                                                    -
                                          -----------
                 Deferred
                   Federal                          -
                   State                            -
                   Foreign                          -
                                          -----------
                                                    -
                                          -----------
                                          $         -
                                          -----------
                                          -----------


The following is a reconciliation of income tax expense (benefit) at the Federal statutory rate with income taxes recorded by the Company.
                                                             March 31
                                                           ----------
                                                              1996
                                                           ----------
          Income taxes at Federal statutory rate           $   10,288
          State income taxes net of Federal tax benefit         2,559
          Foreign                                             (12,847)
                                                           ----------
                                                           $        -
                                                           ----------
                                                           ----------

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 1996


NOTE 5 - INCOME TAXES (CONTINUED)

Temporary differences which give rise to deferred tax assets are as follows:

                                                                   March 31
                                                                -----------
                                                                     1996
                                                                -----------
          Depreciation                                          $  (141,747)
          Basis difference on building                              123,110
          Net operating losses available for carryforward           101,202
                                                                -----------
                                                                $    82,565
                                                                -----------
                                                                -----------

Fortuna has net operating losses of approximately $261,000 available to offset future taxable income. These net operating losses will expire if not used by December 31, 2001. During the three-month period ended March 31, 1996, the Company used net operating losses of approximately $70,000 to offset taxable income for the three-month period.

NOTE 6 - OPERATING LEASES

LAND LEASE

Effective January 31, 1993, Fortuna Hotel, a.s. (Fortuna), entered into three land leases for the land underlying the hotel and land underlying certain structures not used in the hotel operations. The landlords are an agency of the Czech government and two not-for-profit organizations controlled by the Czech government. The leases are for an indefinite time and will terminate when the land is sold. The leases give Fortuna the right of first refusal on any land sales, and require base rentals of $16,562 (translated at the average exchange rate for 1995) per quarter. There are no provisions for contingent rentals or increases in the base rentals. Land rentals charged to expense by Fortuna were $66,360 for the year ended December 31, 1995.

Should the landlords offer to sell the land, Fortuna's management intends to purchase it with cash on hand. If cash on hand is insufficient, management intends to raise debt capital to finance the purchase. If debt capital is not available, Fortuna will offer stock for purchase by the Company.

EQUIPMENT LEASES

Fortuna leases, as lessee, certain equipment under operating leases that mature at various dates through 1998. The leases require annual base rentals of approximately $286,000, and there are no provisions for contingent rentals and no renewal options. Expense under these leases was approximately $284,000 in the year ended December 31, 1995.

OFFICE LEASE

In 1995, the Company entered into a lease for office space that requires base rentals of approximately $33,000 per year through its maturity in July 2000. The lease also provides that the Company pay its proportionate share of annual increases in the landlord's operating expenses and real estate taxes, as defined. Expense under this lease was approximately $12,000 for the three months ended March 31,1996.

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 1996


NOTE 6 - OPERATING LEASES (CONTINUED)

MINIMUM FUTURE RENTALS

Minimum future rentals under the above agreements, assuming the land lease continues for five years, for the next five years and in the aggregate are approximately as follows: 1997 - $393,000; 1998 - $313,000; 1999 - $168,000;
2000 - $103,000; and, 2001 - $79,000, for a total of $1,056,000.

NOTE 7 - RELATED PARTY TRANSACTIONS

The Company leased, on a month to month basis, office space in Prague from a company controlled by directors of the Company. Total expense for this office lease was $3,000 for the three months ended March 31, 1996.

In February 1995, the Company entered into employment contracts with three officer/directors of the Company. The contracts provide for annual base salaries that range from $100,000 to $120,000 each, plus incentive compensation, as defined in the agreements. The agreements expire in December 1999, and may be extended unless contrary notice is given by either party.

During 1995, the Company opened a money market account with a financial institution, a director of which is an officer and director of the Company. Total cash on deposit in this account at March 31, 1996 was $61,402, and total interest earned on deposits during the three-month period was $1,202.

NOTE 8 - RESTRICTION ON DIVIDENDS

Czech law requires the Company's subsidiary to restrict stockholders' equity for a minimum of five percent of net income each year, except if restricted equity is greater than ten percent of total equity, a restriction of net income is no longer required. Under Czech law, no restriction is required if a company suffers a loss. This restriction on capital is for the benefit and social improvement of employees, and dividends are not allowed if such dividends would serve to reduce this restricted capital. However, the restricted capital is available to creditors in the event of a liquidation. The required restrictions for 1996 are insignificant.

NOTE 9 - SALES OF INVESTMENTS

MORAVACENTRUM, A.S.

On July 14, 1995, the Company purchased 87,000 shares of stock of Moravacentrum, a.s. (Moravacentrum) for $2,914,797 cash. The Company's intention was to acquire a controlling interest in Moravacentrum. Accordingly, the initial purchase was accounted for by the equity method and, during the third quarter of 1995, the Company recognized $87,072 of income from its share of Moravacentrum's third quarter results of operations. On October 2, 1995, the Company purchased an additional 113,576 shares of Moravacentrum stock for $4,320,121. The Company paid $3,456,097 in cash, and assumed a stock subscription payable of $864,024.

                             CZECH INDUSTRIES, INC.
                            (A DELAWARE CORPORATION)
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 1996


NOTE 9 - SALES OF INVESTMENTS (CONTINUED)

In December 1995, the Company entered into agreements to sell its entire investment in Moravacentrum in three blocks. Accordingly, effective October 1, 1995, the Company adopted the cost method of accounting for its investment in Moravacentrum. The first block of 113,576 shares was sold on December 19, 1995 for $4,752,133. Consideration was $2,662,609 cash, assumption by the buyer of the stock subscription payable of $864,024, and a promise to pay $1,225,500 to the Company on January 15, 1996. This receivable was collected in January 1996 in the amount of $1,191,509 due to currency fluctuations. The Company recognized a gain of $592,062 in December 1995. Of the remaining 87,000 shares of Moravacentrum stock held by the Company, 43,500 shares were sold on February 15, 1996 for $1,907,894 and 43,500 shares were sold on April 15, 1996 for approximately $1,900,000.

NOTE 10 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of the Company's financial instruments, including cash and equivalents, accounts receivable, accounts payable, accrued expenses, and long-term debt, approximate fair values because of the short maturities of these instruments.

NOTE 11 - SUBSEQUENT EVENT

On April 22, 1996, the Company signed a letter of intent to purchase the Austrian company, Eastbrokers Beteiligungs AG and its subsidiaries, in a stock for stock agreement. The purchase price has not been determined as of May 15, 1996, and the transaction will be accounted for by the purchase method.

[LOGO]                                                              [LETTERHEAD]




                          INDEPENDENT AUDITOR'S REPORT


To the Stockholders and Board of Directors
Czech Industries, Inc.

We have audited the accompanying consolidated balance sheet of Czech Industries, Inc., (a Delaware corporation) and subsidiary as of March 31, 1996, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for the three months then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Czech Industries, Inc., and subsidiary as of March 31, 1996, and the results of their operations and their cash flows for the three months then ended in conformity with generally accepted accounting principles.



                                        /s/ Pannell Kerr Forster PC



May 15, 1996

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE.

     The Company has not had any changes in and disagreements with its principal independent accountant within its two most recent fiscal years.

                                    PART III

ITEM 9. DIRECTORS, EXECUTIVE OFFICERS, PROMOTERS AND CONTROL PERSONS, COMPLIANCE WITH SECTION 16(a) OF THE EXCHANGE ACT.

     Biographical information, including the age, position held with the Company, term of office as officer or director, employment during the past five years, and certain other directorships of each officer or director is set forth below. Messrs. Michael Sumichrast, Ph.D., Petr Bednarik, Ing., and Martin A. Sumichrast have been elected as directors, each to serve until the annual meeting of stockholders to be held during the year 1998. Messrs. Greene, Holub and Schmid have been elected as directors, each to serve until the annual meeting of stockholders to be held during the year 1997. Messrs. Kerous, McFarlane and Vitek have been elected as directors, and their term of office expires at the 1996 annual meeting of stockholders. There are no family relationships among any officers and directors of the Company, except that Michael Sumichrast, Ph.D. and Martin A. Sumichrast are father and son, respectively. Officers serve at the pleasure of the board of directors subject to the terms of any employment agreements.

     MICHAEL SUMICHRAST, PH.D., 75, has been chairman of the board of the Company since its inception in 1993. From 1990 to 1994, Dr. Sumichrast served as chairman the of the board of Sumichrast Publications, Inc., a real estate publications company located in Rockville, Maryland. During this time he also served as an economic adviser and representative of various international American companies, including Credit Suisse First Boston, John Deere, and Choice Hotels International. From 1963 to 1990, Dr. Sumichrast was the senior vice president and chief economist of the National Association of Home Builders
(NAHB), a home builders' professional association.

     PETR BEDNARIK, ING., 40, has been president, chief executive officer and a director of the Company since its inception in 1993. Since 1990, Mr. Bednarik has served as chairman of the board and chief executive officer of Stratego a.s., a holding company located in Prague, Czech Republic.

     MARTIN A. SUMICHRAST, 29, has been chief financial officer, secretary, and a director of the Company since its inception in 1993. From 1987 until 1992, Mr. Sumichrast served as the President of Sumichrast Publications, a real estate publications company located in Rockville, Maryland. Mr. Sumichrast also serves as president of Sumichrast Enterprises, Inc., a holding company located in Rockville, MD.

     MILOSLAV CHROBOK, JUDR., 63, has been vice president of the Company since its inception in 1993. From 1990 until 1992, Dr. Chrobok served in the Czechoslovak Foreign Service as Deputy Chief of Missions in Washington, D.C. and as Chief of Missions in Malta.

     RANDALL F. GREENE, 47, has been a director of the Company since January 1994. Mr. Greene is currently president and chief executive officer of Premier Chemical Products, Inc., a formulator and distributor of chemical products.
Mr. Greene also serves as president and director of Greene Realty, Inc. From 1988 to 1995, Mr. Greene served as president and chief executive officer of Blevins Concession Supply Company, located in Tampa, Florida.

     PETR HOLUB, ING., 42, has been a director of the Company since its inception in 1993. Since 1978, Mr. Holub has been employed with and is currently the president and chief executive officer and a member of the board of directors of Capital Investment Company, a Prague based investment firm and a wholly owned subsidiary of The Czech Insurance Corporation, the largest insurance company in the Czech Republic.

     MIROSLAV KEROUS, ING., 41, has been a director of the Company since its inception in 1993. Since 1994, Mr. Kerous has been chairman of the board and chief executive officer of the Velkomoravska Banka, a Prague based bank. From 1980 to 1993, Mr. Kerous was employed as an officer of the Czechoslovak State Bank, which has recently become The Central Bank of the Czech Republic. From 1991 to 1994, Mr. Kerous served as the Vice Governor of The Central Bank in charge of banking and financing in the Czech Republic. In 1990, he served as deputy chairman of the Czechoslovak State Bank, and later the president of the bank.

     ROBERT C. MCFARLANE, 58, has been a director of the Company since its inception in 1993. In 1986, Mr. McFarlane founded McFarlane Associates, Inc., a consulting firm advising American businesses on overseas projects and investments, where he serves as chairman and chief executive officer. Prior to 1986, Mr. McFarlane served as President Ronald Reagan's National Security Advisor, as well as the President's Personal Representative in the Middle East, Counselor at the Department of State and Special Assistant to President Ford for National Security.

     PETER SCHMID, 30, is a founder and one of three principal shareholders of Eastbrokers Beteiligungs AG, a holding company that, through its subsidiaries, provides financial services in Eastern and Central Europe. Since its inception, Mr. Schmid has served as chairman of the board and president of Eastbrokers Beteiligungs AG. Presently, Mr. Schmid serves on the Supervisory Boards of Eastbrokers' subsidiaries in Budapest, Sofia and Moscow, and on the Management Boards of WMP Borsenmakler AG and of Eastbrokers' subsidiaries in Vienna, Prague and Slovakia.

     DALIBOR VITEK, JUDR., 46, has been a director of the Company since June 1994. Since 1990, Dr. Vitek has been member of the board of directors of Motokov a.s., a Prague based international trading company. Motokov a.s. is a minority stockholder of the Company. From 1987 to 1990, Dr. Vitek was senior legal counsel to Motokov a.s.. Dr. Vitek is also a director of Motokov International Ltd. and Investment Fund Motofund, and a member of the board of supervisors of Thomas Cook Czechoslovakia Ltd.

     Section 16(a) of the Securities Exchange Act of 1934 ("Exchange Act") requires the Company's directors, officers and persons who own more than 10% of the Company's common stock to file, on Forms 3, 4 and 5, reports of ownership and changes in ownership of such securities with the Commission and the National Association of Securities Dealers. Based solely upon a review of Forms 3 and 4 and amendments thereto furnished to the Company with respect to the transition period ended March 31, 1996, the Company knows of no person who failed to file on a timely basis reports pursuant to Section 16(a), other than reports which have been previously disclosed.

ITEM 10.  EXECUTIVE COMPENSATION.

     The following Summary Compensation Table ("Table") sets forth for the three month transition period ended March 31, 1996, and the twelve month periods ended December 31, 1995 and 1994 remuneration paid by the Company to the executive officers of the Company. Other than the amounts stated in the Table, the executive officers received no other remuneration for the years indicated, including bonuses, restricted stock awards, grants of stock options or stock appreciation rights, long term incentive plan payouts, perquisites, fringe benefits or any other form of compensation. Effective January 1, 1995, the Company entered into employment agreements with the executives listed below whose total annual salary and bonus has the potential of meeting or exceeding $100,000. The employment agreements are further discussed below.

     During the three month transition period ended March 31, 1996, each director of the Company was entitled to receive $1,500, plus reasonable expenses, for attending scheduled board meetings at which members met in person. Directors did not receive any compensation for board meetings held by telephonic conference.

                           SUMMARY COMPENSATION TABLE


                                                                                                       OTHER ANNUAL
       NAME                  POSITION WITH COMPANY           YEAR              SALARY          BONUS   COMPENSATION
- - - -------------------------    ---------------------           ----          ----------          -----   ------------

Michael Sumichrast, Ph.D.    Chairman of the Board           1996          $   24,000             --             --
                                                             1995              88,891             --             --
                                                             1994                  --             --             --
Petr Bednarik, Ing.          President, Chief                1996          $   30,000             --             --
                             Executive Officer,              1995             107,500             --             --
                             Director                        1994
Martin A. Sumichrast         Chief Financial                 1996          $   30,000             --             --
                             Officer, Secretary,             1995             107,500             --             --
                             Director                        1994                  --             --             --

      In January 1995, and effective as of such date, the Company entered into employment agreements ("Agreements") with Messrs. Michael Sumichrast, Ph.D., Petr Bednarik, Ing. and Martin A. Sumichrast. Dr. Sumichrast's Agreement expires in December 1997, and he will have an additional three-year renewal option following the expiration date, unless contrary notice is given by either party. Messrs. Bednarik's and Martin Sumichrast's agreements will expire in December 1999, and each will have an additional five-year renewal option following the expiration date, unless contrary notice is given by either party. The current annual salaries under the Agreements of Messrs. Michael Sumichrast, Ph.D., Petr Bednarik, Ing. and Martin A. Sumichrast are $100,000, $120,000 and $120,000, respectively. The salaries under the Agreements may be increased to reflect annual cost of living increases and may be supplemented by discretionary merit and performance increases as determined by a Compensation Committee appointed on September 22, 1995, which consists of three outside directors of the Company, except that during the first three years following June 8, 1995 Messrs. Bednarik and Martin Sumichrast's salaries may not exceed $150,000, and Dr. Sumichrast's salary may not exceed $125,000. Messrs. Bednarik and Martin A. Sumichrast are each eligible to receive an annual bonus of $30,000 provided under their respective Agreements, which are not subject to any performance criteria. None of the executive officers received any bonuses during 1995. The Agreements provide, among other things, for participation in an equitable manner in any profit-sharing or retirement plan for employees or executives and for participation in other employee benefits applicable to employees and executives of the Company. The Agreements provide that the Company will establish a performance incentive bonus plan providing each executive the opportunity to earn an annual bonus of up to five percent of the increase in the Company's pretax income, based upon the attainment of performance goals to be established by the Compensation Committee of the Company. The Agreements further provide for the use of an automobile and other fringe benefits commensurate with their duties and responsibilities. The Agreements also provide for benefits in the event of disability.

     Pursuant to the Agreements, employment may be terminated by the Company with cause or by the executive with or without good reason. Termination by the Company without cause, or by the executive for good reason, would subject the Company to liability for liquidated damages in an amount equal to the terminated executive's current salary and a PRO RATA portion of their prior year's bonus for the remaining term of the Agreement, payable in equal monthly installments, without any set-off for compensation received from any new employment. In addition, the terminated executive would be entitled to continue to participate in and accrue benefits under all employee benefit plans and to receive supplemental retirement benefits to replace benefits under any qualified plan for the remaining term of the Agreement to the extent permitted by law.

     Under the Agreements, the Company agreed to purchase personal insurance policies on the lives of Messrs. Petr Bednarik, Ing. and Martin A. Sumichrast. The Company has purchased a key-man life insurance policy in the case of Martin
A. Sumichrast.  The face amount of Messr. Sumichrast's policy is $1,000,000.
The Company pays the premiums under this policy, and upon the death of Messr. Sumichrast, the Company would receive 100% of the policy amount. In light of the possible acquisition of Eastbrokers Beteiligungs AG, the Company does not intend to purchase a similar key-man life insurance policy for Messr. Bednarik.

ITEM 11. SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

     The following table sets forth certain information regarding beneficial ownership of the Company's Common Stock as of June 1, 1996 by (i) each person who is known by the Company to own beneficially more than five percent of the Company's Common Stock; (ii) each of the Company's directors and executive officers; and (iii) all directors and executive as a group.



NAME OF BENEFICIAL OWNER,                                             PERCENTAGE OF OUTSTANDING
ADDRESS(1) & PRINCIPAL POSITION    AMOUNT OF BENEFICIAL OWNERSHIP            COMMON STOCK
- - - -------------------------------    ------------------------------            ------------
Michael Sumichrast, Ph.D.,                      53,500                           0.6%
Chairman (3)

Petr Bednarik, Ing.,                           610,000                          6.85%
Director, President &CEO (2)

Martin A. Sumichrast,                          328,500                          3.69%
Director, CFO, Secretary (3)

Miloslav Chrobok, JUDr.                          8,000                          0.09%
Vice President (4)

Randall F. Greene,                              44,100                           0.5%
Director

Petr Holub, Ing.                               200,000                          2.25%
Director (5)

Miroslav Kerous,Ing,                               ---                            ---
Director

Robert C. McFarlane,                            20,672                          0.23%
Director (6)

Peter Schmid.,                                 166,048                          1.86%
Director (7)

Dalibor Vitek, JUDr.,                          165,372                          1.86%
Director (8)

All Officers and Directors as a              1,596,192                         17.93%
Group (10 persons)


(1) c/o Czech Industries, Inc., 15245 Shady Grove Road, Suite 340, Rockville, MD 20850 and Jindrisska 27, Third Floor, 110 00 Prague, Czech Republic.

(2) Petr Bednarik, Ing. is an officer and director of Stratego a.s. which is the record owner of 600,000 shares of Common Stock indicated. Mr. Bednarik may be deemed to be the beneficial owner of such shares.

(3) Martin A. Sumichrast is an officer, director and owner of Sumichrast Enterprises, Inc. which is the record owner of the shares of Common Stock indicated. Martin A. Sumichrast may be deemed to be the beneficial owner of such shares. The shares attributed to Michael Sumichrast in the above table are held in the name of Sumichrast Enterprises, Inc., and, therefore, Martin A. Sumichrast may be deemed to share beneficial ownership of such shares.

(4) The wife of JUDr. Miloslav Chrobok is the record owner of 2,500 shares of stock. Dr. Chrobok may be deemed to be the beneficial owner of such shares.

(5) Peter Holub, Ing. is a director of Capital Investment Company which is the record owner of the shares of Common Stock indicated. Mr. Holub may be deemed to be the beneficial owner of such shares.

(6) Robert C. McFarlane is a chairman and chief executive officer of McFarlane Associates, Inc. which is the record owner of the shares of Common Stock indicated. Mr. McFarlane may be deemed to be the beneficial owner of such shares.

(7) Peter Schmid is a director of WMP Borsenmakler AG which is the record owner of the shares of Common Stock indicated. Mr. Schmid may be deemed to be the beneficial owner of such shares.

(8) Dalibor Vitek, JUDr., is chairman of the board of Motokov a.s. which is the record owner of the shares of Common Stock indicated. Dr. Vitek may be deemed to be the beneficial owner of such shares.

ITEM 12.  CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS.

          The Company owns 50.2% of the Hotel Fortuna a.s., a hotel located in Prague, Czech Republic. Stratego Invest a.s. owns 20.6% of the Hotel Fortuna a.s. Stratego Invest a.s. is more than 50% owned by Stratego a.s., which is controlled by Ing. Petr Bednarik, the President and CEO of the Company.

     For the three month transition period end March 31, 1996 the Company deposited monies into a money market account held at Velkomoravska banka a.s.. Total cash on deposit in this account at March 31, 1996 was $61,402 and total interest earned on deposits during this period was $1,202. Ing. Petr Bednarik, the President and CEO of the Company, is a member of the supervisory board of Velkomoravska banka a.s.. Stratego a.s, which is controlled by Ing. Petr Bednarik, is a shareholder of the Velkomoravska banka a.s..

     Upon the closing of the acquisition described in Item 6 herein, Peter Schmid, the President and a principal shareholder of Eastbrokers and a director of the Company, will immediately receive (at the time of filing this Form 10-
KSB) an undetermined number of shares of the Company's common stock as consideration for the acquisition of Eastbrokers. The Company may issue to Mr. Schmid additional shares of common stock of the Company as consideration for the acquisition depending upon the earnings performance of Eastbrokers and the possible future sale of the Hotel Fortuna a.s..

     Further, the Company will enter into an employment agreement with Mr. Schmid, effective as of the closing date of the acquisition, whereby Mr. Schmid will become the President of the Company. Mr. Schmid's employment agreement will expire three years from the date of its execution, and he will have an additional three-year renewal option following the expiration date, unless contrary notice is given by either party. The annual salary under the employment agreement in the amount of $120,000 will be paid by a subsidiary of the company and guaranteed by the Company. The salary may be increased to reflect annual cost of living increases and may be supplemented by discretionary merit and performance increases as determined by a Compensation Committee, which consists of two outside directors of the Company, except that during the first three years following the date of its exe-cution Mr. Schmid's salaries may not exceed $150,000. Under the employment agreement Mr. Schmid will be eligible to receive an annual bonus of $30,000, which will not be subject to any performance criteria. The agreement provides, among other things, for participation in an equitable manner in any profit-sharing or retirement plan for employees or executives and for participation in other employee benefits applicable to employees and executives of the Company. The agreement provides that the Company will establish a performance incentive bonus plan providing Mr. Schmid the opportunity to earn an annual bonus of up to five percent of the increase in the Company's pretax income, based upon the attainment of performance goals to be established by the Compensation Committee of the Company. The Agreement further provides for the use of an automobile and other fringe benefits commensurate with their duties and responsibilities. The Agreement also provides for benefits in the event of disability.

ITEM 13.  EXHIBITS AND REPORTS ON FORM 8-K.

     (a)  Exhibits required by Item 601 of Regulation S-B.

Exhibit No.    Exhibit

(3)(i),(ii) Articles of Incorporation and Bylaws, as amended, incorporated by reference from Form 10-QSB, for the quarter ended March 31, 1995.

(4) Specimen Copy of Common Stock Certificate, Form of Class A Warrant Agreement, Form of Class B Warrant Agreement, and Form of Warrant Agreement are each incorporated by reference from Form S-1 Registration Statement, No. 33-89544.

               Underwriter's Unit Purchase Option, incorporated by reference from Form 10-KSB, for the year ended December 31, 1996.

(10) Employment Agreements, Michael Sumichrast, Ph.D., Petr Bednarik, Ing., Martin A. Sumichrast, dated February 1995, are each incorporated by reference from Form S-1 Registration Statement, No. 33-89544.

               Underwriting Agreement, incorporated by reference from Form S-1 Registration Statement, No. 33-89544.

(21) Subsidiaries of the Registrant, incorporated by reference from Form 10-KSB, for the year ended December 31, 1995.

     (b)       Reports on Form 8-K.

     On May 7, 1996, the Company filed a report on Form 8-K dated April 22, 1996 reporting under Item 1 a possible change in the control of the Company. On May 14, 1996, the Company filed a Form 8-K/A amending this report.

     On May 14, 1996, the Company filed a report on Form 8-K dated May 13, 1996 reporting under Item 8 a change in the Company's fiscal year end.

                                   SIGNATURES

     In accordance with Section 13 or 15(d) of the Exchange Act, the registrant caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CZECH INDUSTRIES, INC.
             ------------------------------------------

By (Signature and Title)      Dr. Michael Sumichrast        Date   6/28/96
                        ----------------------------------       ----------
                              Dr. Michael Sumichrast,
                              Chairman of the Board

     In accordance with the Exchange Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      Ing. Petr Bednarik            Date   6/28/96
                        ----------------------------------       ----------
                              Ing. Petr Bednarik,
                              Chief Executive Officer,
                               President, Director


By (Signature and Title)      Randall Greene                Date   6/28/96
                        ----------------------------------       ----------
                              Randall Greene, Director


By (Signature and Title)                                    Date
                        ----------------------------------       ----------
                              Ing. Petr Holub, Director


By (Signature and Title)                                    Date
                        ----------------------------------       ----------
                              Ing. Miroslav Kerous, Director


By (Signature and Title)                                    Date
                        ----------------------------------       ----------
                              Robert C, McFarlane, Director


By (Signature and Title)      Peter Schmid                  Date   6/28/96
                         ---------------------------------       ----------
                              Peter Schmid, Director


By (Signature and Title)      Martin A. Sumichrast          Date   6/28/96
                         ---------------------------------       ----------
                              Martin A. Sumichrast,
                              Chief Financial Officer,
                               Director


By (Signature and Title)                                    Date
                         ---------------------------------       ----------
                              JUDr. Dalibor Vitek, Director

           Supplemental information to be Furnished With Reports Filed
                  Pursuant to Section 15(d) of the Exchange Act
                            By Non-reporting Issuers

     NO ANNUAL REPORT OR PROXY STATEMENT HAS BEEN SENT TO SECURITY HOLDERS.